UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, Nebraska 68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

4020 South 147th Street, Omaha, Nebraska 68137

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

12/31

Date of reporting period: 6/30/10

Item 1.  Reports to Stockholders.

Chariot Absolute Return All Opportunities Portfolio

Semi-Annual Report

June 30, 2010

A series of the Northern Lights Variable Trust

Chariot Absolute Return All Opportunities Portfolio
PORTFOLIO REVIEW
June 30, 2010 (Unaudited)

The Portfolio's performance figures* for the six months ended June 30, 2010, as compared to its benchmark:

	For the Six
	Months Ended		Performance
	June 30, 2010		Since Inception**
Chariot Absolute Return
All Opportunities Portfolio	-0.91%		-2.10%
S&P 500 Total Return	-6.65%		16.03%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemptions of Portfolio shares.  Performance figures for periods greater than 1 year are annualized.  For performance information current to the most recent month-end please call  1-402-493-4603.

** Inception date is July 17, 2009.

Holdings by Asset Class		% of Net Assets
Asset Allocation Funds		16.3%
Debt Funds		46.0%
Short-Term Investments		21.5%
Other / Cash & Cash Equivalents		16.2%
		100.0%

Chariot Absolute Return All Opportunities Portfolio
PORTFOLIO OF INVESTMENTS
June 30, 2010 (Unaudited)

	Shares				Value
		MUTUAL FUNDS - 62.3%
		ASSET ALLOCATION FUNDS - 16.3%
	85,106	Sierra Core Retirement Fund - Class R			$ 1,991,489

		DEBT FUNDS - 46.0%
	103,663	Goldman Sachs Enhanced Income Fund			996,199
	174,656	Putnam Global Trust - Class Y			2,137,787
	46,253	Putnam Absolute Return 300			500,000
	223,984	Delaware Limited - Term Diversified Income Fund			2,000,180
					5,634,166

		TOTAL MUTUAL FUNDS (Cost $7,833,149)			7,625,655

		SHORT-TERM INVESTMENTS - 21.5%
			Coupon	Maturity
			Rate (%)	Date
	401,464	AIM STIT - Liquid Assets Portfolio +	0.13	9/30/10	401,464
	401,464	AIM STIT-STIC Prime Portfolio +	0.13	9/30/10	401,464
	900,253	Fidelity Instutional Money Market Fund +	0.25	7/31/10	900,253
	530,000	Bennett Realty, LLC +	0.78	7/7/10	530,000
	401,464	BlackRock Liquidity Funds TempFund Portfolio +	0.00	9/30/10	401,464
		TOTAL SHORT-TERM INVESTMENTS
		(Cost $2,634,645)			2,634,645

		TOTAL INVESTMENTS - 83.8% (Cost $10,467,794)(a)			$ 10,260,300
		OTHER ASSETS IN EXCESS OF LIABILITIES - 16.2%			1,989,963
		TOTAL NET ASSETS - 100.0%			$ 12,250,263

+	Variable rate security. The rate reflected represents the rate in effect at June 30, 2010.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market
	value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:			$ -
		Unrealized depreciation:			(207,494)
		Net unrealized depreciation:			$ (207,494)

See accompanying notes to financial statements.

Chariot Absolute Return All Opportunities Portfolio
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2010 (Unaudited)

ASSETS
Investment securities:
At cost	$ 10,467,794
At value	$ 10,260,300
Segregated cash	1,996,881
Unrealized appreciation on open spot foreign currency contracts	115,898
Dividends and interest receivable	28,993
Due from affiliate	26,715
Receivable for Portfolio shares sold	114
TOTAL ASSETS	12,428,901

LIABILITIES
Unrealized depreciation on open spot foreign currency contracts	114,188
Payable for investments purchased	15,604
Fees payable to other affiliates	14,168
Investment advisory fees payable	10,143
Payable for Portfolio shares redeemed	6,122
Distribution (12b-1) fees payable	4,445
Accrued expenses and other liabilities	13,968
TOTAL LIABILITIES	178,638
NET ASSETS	$ 12,250,263

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 12,570,170
Accumulated net investment loss	(3,722)
Accumulated net realized loss from security transactions and
foreign currency transactions	(110,401)
Net unrealized depreciation of investments and foreign currency transactions	(205,784)
NET ASSETS	$ 12,250,263

Shares of beneficial interest outstanding	1,251,824

Net asset value, offering and redemption price per share	$ 9.79
[Net assets / Shares of beneficial interest outstanding]

See accompanying notes to financial statements.

Chariot Absolute Return All Opportunities Portfolio
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME
Dividends	$ 132,278
Interest	8,775
TOTAL INVESTMENT INCOME	141,053

EXPENSES
Investment advisory fees	108,860
Distribution (12b-1) fees	29,029
Legal fees	20,209
Administrative services fees	16,107
Custodian fees	13,780
Accounting services fees	11,835
Audit fees	8,334
Transfer agent fees	7,182
Compliance officer fees	4,862
Trustees' fees and expenses	3,071
Insurance expense	1,052
Other expenses	1,006
TOTAL EXPENSES	225,327

Less: Fees waived by the Advisor	(53,837)
Less: Fees waived by Affiliate	(26,715)
NET EXPENSES	144,775

NET INVESTMENT LOSS	(3,722)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from security transactions	(42,676)
Net realized loss from foreign currency transactions	(62,463)
Net change in unrealized appreciation (depreciation) of investments and foreign
currency transactions	(17,969)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS	(123,108)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$ (126,830)

See accompanying notes to financial statements.

Chariot Absolute Return All Opportunities Portfolio
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months
	Ended	Period
	June 30,	Ended
	2010	December 31,
	(Unaudited)	2009 (a)
FROM OPERATIONS
Net investment income (loss)	$ (3,722)	$ 2,782
Net realized loss from security transactions	(42,676)	(33,329)
Net realized loss from foreign currency transactions	(62,463)	-
Distributions of long-term realized gains from
underlying investment companies	-	96
Net change in unrealized appreciation (depreciation) of investments
and foreign currency transactions	(17,969)	(187,815)
Net decrease in net assets resulting from operations	(126,830)	(218,266)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	3,284,968	32,953,985
Payments for shares redeemed	(8,000,543)	(15,643,051)
Net increase (decrease) in net assets from shares of beneficial interest	(4,715,575)	17,310,934

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,842,405)	17,092,668

NET ASSETS
Beginning of Period	17,092,668	-
End of Period *	$ 12,250,263	$ 17,092,668
* Includes accumulated net investment loss of:	$ (3,722)	$ -

SHARE ACTIVITY
Shares Sold	334,167	3,301,487
Shares Redeemed	(812,668)	(1,571,162)
Net increase (decrease) in shares of beneficial interest outstanding	(478,501)	1,730,325

(a) The Chariot Absolute Return Currency Portfolio commenced operations July 17, 2009.

See accompanying notes to financial statements.

Chariot Absolute Return All Opportunities Portfolio
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months
	Ended		For the Period
	June 30,		Ended
	2010		December 31,
	(Unaudited)		2009 (1)

Net asset value, beginning of period	$ 9.88		$ 10.00

Activity from investment operations:
Net investment income (loss)	(0.00)	(2)	0.00	(2)
Net realized and unrealized loss on investments	(0.09)		(0.12)
Total from investment operations	(0.09)		(0.12)

Net asset value, end of period	$ 9.79		$ 9.88

Total return	(0.91%)	(4)	(1.20%)	(4)

Net assets, end of period (000s)	$ 12,250		$ 17,093

Ratio of gross expenses to average net assets (5,6)	3.11%	(3)	3.01%	(3)
Ratio of net expenses to average net assets (6)	2.00%	(3)	2.00%	(3)
Ratio of net investment income (loss) to average net assets (6,7)	-0.05%	(3)	0.03%	(3)
Portfolio Turnover Rate	81%	(4)	0%	(4)

(1)	Chariot Absolute Return All Opportunities Portfolio commenced operations July 17, 2009.
(2) Amount represents less than $0.01 per share.
(3) Annualized.
(4) Not annualized.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates..
(6)	The ratios of expenses and net investment income to average net assets do not include the expenses of other investment companies in which the Portfolio invests.
(7)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

See accompanying notes to financial statements.

Chariot Absolute Return All Opportunities Portfolio

NOTES TO FINANCIAL STATEMENTS

June 30, 2010 (Unaudited)

1.

ORGANIZATION

The Chariot Absolute Return All Opportunities Portfolio (the “Portfolio”), formerly the Chariot Absolute Return Currency Portfolio, is a diversified series of shares of beneficial interest of Northern Lights Variable Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware, on November 4, 2005 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Portfolio is an investment vehicle for variable annuity contracts and qualified pension and retirement plans and certain unregistered separate accounts.  The investment objective of the Portfolio is to achieve consistent, positive absolute returns throughout various market cycles.   The Portfolio commenced operations on July 17, 2009.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolio in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).   In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

In unusual circumstances, instead of valuing securities in the usual manner, the Portfolio may value securities at “fair value” as determined in good faith by the Board on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

Chariot Absolute Return All Opportunities Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2010 (Unaudited)

Valuation of Fund of Funds - The Portfolio may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying funds are valued at their respective net asset values as reported by such investment companies.  The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by the Board of Trustees of the underlying funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Portfolio will not change.

Forward/Spot foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing sources.

The Portfolio utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolios own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Chariot Absolute Return All Opportunities Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2010 (Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2010 for the Portfolio’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Asset Allocation Funds	$ 1,991,489	$ -	$ -	$ 1,991,489
Debt Funds	5,634,166	-	-	5,634,166
Short-Term Investments	2,634,645	-	-	2,634,645
Spot Foreign Currency Contracts	115,898	-	-	115,898
Total	$ 10,376,198	$ -	$ -	$ 10,376,198
Liabilities	Level 1	Level 2	Level 3	Total
Spot Foreign Currency Contracts	$ 114,188	$ -	$ -	$ 114,188
Total	$ 114,188	-	-	$ 114,188

                                      The Portfolio did not hold any Level 3 securities during the period.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of Credit Risk – The Portfolio from time to time may be in a defensive position and may not be invested in the market.  During these times the Portfolio may hold a cash position that is greater than the Federal Deposit Insurance Corporation’s insurance limits.  The current limit per depositor is $100,000; however, between October 3, 2008 and December 31, 2013, the deposit insurance limit was temporarily raised to $250,000.  Failure of the Portfolio’s custodian when the Portfolio is in a cash position could prevent the Portfolio from investing the cash balance in the markets and meeting its investment objective.

Chariot Absolute Return All Opportunities Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2010 (Unaudited)

Federal Income Tax – The Portfolio intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no provision for Federal income tax is required.  The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Portfolio’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years, or expected to be taken in the Portfolio’s 2009 tax returns. The Portfolio identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Use of Estimates – The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

Foreign Currency – The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Chariot Absolute Return All Opportunities Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2010 (Unaudited)

Forward/Spot Foreign Currency Contracts – The Portfolio may enter into forward/spot foreign currency contracts as part of the investment strategy consistent with the Portfolio’s investment objective.  The market value of the contract fluctuates with changes in currency exchange rates.  The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss.  As foreign securities are sold, a portion of the contract is generally closed and the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from investments and foreign currency in the Statement of Operations.   These instruments involve market risk and/or credit risk, in excess of the amount recognized in the Statement of Assets and Liabilities.   Risks arise from the possible inability of counterparties to meet terms of their contracts and from movement of currency and securities values and interest rates.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred.  However, based on experience, the Portfolio expects the risk of loss due to these warranties and indemnities to be remote.

3.

INVESTMENT TRANSACTIONS

For the six months ended June 30, 2010, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments amounted to $5,603,460 and $3,982,046, respectively.

4.

FOREIGN CURRENCY TRANSACTIONS

As of June 30, 2010, the Portfolio had the following open spot foreign currency contracts:

Forward Foreign Exchange Contracts
						Unrealized
Buy / Sell	Foreign Currency Type	Local Currency Type	Local Currency $	Market Value	Settlement Date	Gain (Loss)
Buy	Euro	United States Dollar	900,000	1,106,370	7/1/2010	$ 11,430
Buy	Euro	United States Dollar	600,000	737,580	7/1/2010	7,128
Buy	Euro	United States Dollar	450,000	553,185	7/1/2010	5,710
Buy	Euro	United States Dollar	450,000	553,185	7/1/2010	5,688
Buy	Euro	United States Dollar	600,000	737,580	7/1/2010	5,244
Buy	Euro	United States Dollar	400,000	491,720	7/1/2010	4,752
Buy	Euro	United States Dollar	450,000	553,185	7/1/2010	4,154
Buy	Euro	United States Dollar	450,000	553,185	7/1/2010	4,064
Buy	Euro	United States Dollar	400,000	491,720	7/1/2010	3,692
Buy	Euro	United States Dollar	300,000	368,790	7/1/2010	2,943
Buy	Swiss Franc	United States Dollar	487,656	452,581	7/1/2010	2,581
Buy	Euro	United States Dollar	200,000	245,860	7/1/2010	2,370
Buy	Euro	United States Dollar	450,000	553,189	7/2/2010	2,299
Buy	Euro	United States Dollar	150,000	184,395	7/1/2010	2,013
Buy	Euro	United States Dollar	150,000	184,395	7/1/2010	2,007
Buy	Euro	United States Dollar	150,000	184,395	7/1/2010	1,926
Buy	Euro	United States Dollar	150,000	184,395	7/1/2010	1,568
Buy	Euro	United States Dollar	150,000	184,395	7/1/2010	1,560
Buy	Euro	United States Dollar	150,000	184,395	7/1/2010	1,545
Buy	Euro	United States Dollar	450,000	553,189	7/2/2010	1,440
Buy	Euro	United States Dollar	100,000	122,930	7/1/2010	1,389
Buy	Euro	United States Dollar	150,000	184,395	7/1/2010	1,385
Buy	Euro	United States Dollar	300,000	368,793	7/2/2010	1,383
Buy	Euro	United States Dollar	100,000	122,930	7/1/2010	1,349
Buy	Euro	United States Dollar	100,000	122,930	7/1/2010	1,349
Buy	Euro	United States Dollar	100,000	122,930	7/1/2010	1,345
Buy	Euro	United States Dollar	150,000	184,395	7/1/2010	1,341
Buy	Euro	United States Dollar	100,000	122,930	7/1/2010	1,338
Buy	Euro	United States Dollar	100,000	122,930	7/1/2010	1,330
Buy	Euro	United States Dollar	100,000	122,930	7/1/2010	1,322
Buy	Euro	United States Dollar	100,000	122,930	7/1/2010	1,320
Buy	Euro	United States Dollar	150,000	184,395	7/1/2010	1,311
Buy	Euro	United States Dollar	150,000	184,395	7/1/2010	1,311
Buy	Euro	United States Dollar	100,000	122,930	7/1/2010	1,200
Buy	Euro	United States Dollar	100,000	122,930	7/1/2010	1,150
Buy	Euro	United States Dollar	100,000	122,930	7/1/2010	1,119
Buy	Euro	United States Dollar	100,000	122,930	7/1/2010	1,112
Buy	Euro	United States Dollar	100,000	122,930	7/1/2010	1,111
Buy	Euro	United States Dollar	100,000	122,930	7/1/2010	1,103
Buy	Euro	United States Dollar	100,000	122,930	7/1/2010	1,099
Buy	Euro	United States Dollar	100,000	122,930	7/1/2010	1,094
Buy	Euro	United States Dollar	100,000	122,930	7/1/2010	1,091
Buy	Euro	United States Dollar	100,000	122,930	7/1/2010	1,089
Buy	Euro	United States Dollar	100,000	122,930	7/1/2010	1,046

Chariot Absolute Return All Opportunities Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2010 (Unaudited)

						Unrealized
Buy / Sell	Foreign Currency Type	Local Currency Type	Local Currency $	Market Value	Settlement Date	Gain (Loss)
Buy	Euro	United States Dollar	100,000	122,930	7/1/2010	1,044
Buy	Euro	United States Dollar	100,000	122,930	7/1/2010	1,040
Buy	Euro	United States Dollar	100,000	122,930	7/1/2010	1,034
Buy	Euro	United States Dollar	150,000	184,396	7/2/2010	927
Buy	Euro	United States Dollar	150,000	184,396	7/2/2010	835
Buy	Euro	United States Dollar	300,000	368,793	7/2/2010	828
Buy	Euro	United States Dollar	300,000	368,793	7/2/2010	789
Buy	Euro	United States Dollar	150,000	184,396	7/2/2010	766
Buy	Euro	United States Dollar	150,000	184,396	7/2/2010	763
Buy	Euro	United States Dollar	150,000	184,396	7/2/2010	750
Buy	Euro	United States Dollar	150,000	184,396	7/2/2010	673
Buy	Euro	United States Dollar	50,000	61,465	7/1/2010	666
Buy	Euro	United States Dollar	150,000	184,396	7/2/2010	483
Buy	Euro	United States Dollar	50,000	61,465	7/1/2010	462
Buy	Euro	United States Dollar	150,000	184,396	7/2/2010	406
Buy	Euro	United States Dollar	150,000	184,396	7/2/2010	214
Buy	Euro	United States Dollar	150,000	184,396	7/2/2010	214
Buy	Euro	United States Dollar	150,000	184,396	7/2/2010	199
Sell	Australian Dollar	United States Dollar	4,801	4,071	7/1/2010	4
Buy	Japanese Yen	United States Dollar	18,450	208	7/2/2010	-

	Unrealized appreciation on open spot foreign currency contracts					$ 115,898

Sell	Euro	United States Dollar	900,000	1,106,370	7/1/2010	$ (11,448)
Sell	Euro	United States Dollar	900,000	1,106,370	7/1/2010	(11,421)
Sell	Euro	United States Dollar	600,000	737,580	7/1/2010	(5,862)
Sell	Euro	United States Dollar	450,000	553,185	7/1/2010	(5,796)
Sell	Euro	United States Dollar	450,000	553,185	7/1/2010	(4,784)
Sell	Euro	United States Dollar	450,000	553,185	7/1/2010	(4,568)
Sell	Euro	United States Dollar	450,000	553,185	7/1/2010	(3,645)
Sell	Euro	United States Dollar	450,000	553,185	7/1/2010	(3,443)
Sell	Euro	United States Dollar	300,000	368,790	7/1/2010	(2,931)
Sell	Euro	United States Dollar	200,000	245,860	7/1/2010	(2,726)
Sell	Euro	United States Dollar	200,000	245,860	7/1/2010	(2,696)
Sell	Euro	United States Dollar	200,000	245,860	7/1/2010	(2,678)
Sell	Euro	United States Dollar	200,000	245,860	7/1/2010	(2,250)
Sell	Euro	United States Dollar	200,000	245,860	7/1/2010	(2,226)
Sell	Euro	United States Dollar	150,000	184,395	7/1/2010	(2,118)
Sell	Euro	United States Dollar	200,000	245,860	7/1/2010	(2,112)
Sell	Euro	United States Dollar	200,000	245,860	7/1/2010	(2,086)
Sell	Euro	United States Dollar	150,000	184,395	7/1/2010	(1,905)
Sell	Euro	United States Dollar	150,000	184,395	7/1/2010	(1,860)
Sell	Euro	United States Dollar	150,000	184,395	7/1/2010	(1,850)
Sell	Euro	United States Dollar	150,000	184,395	7/1/2010	(1,731)
Sell	Euro	United States Dollar	150,000	184,395	7/1/2010	(1,731)

Chariot Absolute Return All Opportunities Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2010 (Unaudited)

						Unrealized
Buy / Sell	Foreign Currency Type	Local Currency Type	Local Currency $	Market Value	Settlement Date	Gain (Loss)
Sell	Euro	United States Dollar	150,000	184,395	7/1/2010	(1,665)
Sell	Euro	United States Dollar	150,000	184,395	7/1/2010	(1,655)
Sell	Euro	United States Dollar	150,000	184,395	7/1/2010	(1,650)
Sell	Euro	United States Dollar	150,000	184,395	7/1/2010	(1,560)
Sell	Euro	United States Dollar	150,000	184,395	7/1/2010	(1,560)
Sell	Euro	United States Dollar	150,000	184,395	7/1/2010	(1,509)
Sell	Euro	United States Dollar	150,000	184,395	7/1/2010	(1,481)
Sell	Euro	United States Dollar	450,000	553,189	7/2/2010	(1,368)
Sell	Euro	United States Dollar	100,000	122,930	7/1/2010	(1,326)
Sell	Euro	United States Dollar	100,000	122,930	7/1/2010	(1,199)
Sell	Euro	United States Dollar	100,000	122,930	7/1/2010	(1,149)
Sell	Euro	United States Dollar	100,000	122,930	7/1/2010	(1,115)
Sell	Euro	United States Dollar	100,000	122,930	7/1/2010	(1,115)
Sell	Euro	United States Dollar	100,000	122,930	7/1/2010	(1,099)
Sell	Euro	United States Dollar	100,000	122,930	7/1/2010	(1,085)
Sell	Euro	United States Dollar	300,000	368,793	7/2/2010	(1,077)
Sell	Euro	United States Dollar	150,000	184,396	7/2/2010	(810)
Sell	Swiss Franc	United States Dollar	162,488	150,800	7/1/2010	(800)
Sell	Swiss Franc	United States Dollar	162,479	150,792	7/1/2010	(792)
Sell	Swiss Franc	United States Dollar	162,479	150,792	7/1/2010	(792)
Sell	Euro	United States Dollar	150,000	184,396	7/2/2010	(600)
Sell	Euro	United States Dollar	150,000	184,396	7/2/2010	(561)
Sell	Euro	United States Dollar	150,000	184,396	7/2/2010	(556)
Sell	Euro	United States Dollar	150,000	184,396	7/2/2010	(538)
Sell	Euro	United States Dollar	150,000	184,396	7/2/2010	(538)
Sell	Euro	United States Dollar	150,000	184,396	7/2/2010	(534)
Sell	Euro	United States Dollar	150,000	184,396	7/2/2010	(480)
Sell	Euro	United States Dollar	150,000	184,396	7/2/2010	(480)
Sell	Euro	United States Dollar	150,000	184,396	7/2/2010	(456)
Sell	Euro	United States Dollar	150,000	184,396	7/2/2010	(451)
Sell	Euro	United States Dollar	600,000	737,585	7/2/2010	(449)
Sell	Euro	United States Dollar	150,000	184,396	7/2/2010	(444)
Sell	Euro	United States Dollar	150,000	184,396	7/2/2010	(421)
Sell	Euro	United States Dollar	150,000	184,396	7/2/2010	(420)
Sell	Euro	United States Dollar	150,000	184,396	7/2/2010	(328)
Sell	Japanese Yen	United States Dollar	13,293,750	150,200	7/2/2010	(200)
Buy	Euro	United States Dollar	300,000	368,793	7/2/2010	(30)
Sell	Euro	United States Dollar	150,000	184,396	7/2/2010	(13)
Buy	Japanese Yen	United States Dollar	13,275,300	149,992	7/2/2010	(8)
Buy	Australian Dollar	United States Dollar	4,801	4,071	7/1/2010	(6)
Sell	Swiss Franc	United States Dollar	212	196	7/1/2010	(1)

	Unrealized depreciation on open spot foreign currency contracts					$ (114,188)

	Total net appreciation on open foreign currency contracts					$ 1,710

Chariot Absolute Return All Opportunities Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2010 (Unaudited)

5.   INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Portfolio are overseen by the Board, which is responsible for the overall management of the Portfolio. Chariot Advisors, LLC serves as the Portfolio’s Investment Advisor (the “Advisor”). The Portfolio has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Portfolio are also officers of GFS, and are not paid any fees directly by the Portfolio for serving in such capacities.

Pursuant to an Advisory Agreement with the Portfolio, the Advisor, under the oversight of the Board, directs the daily operations of the Portfolio and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Portfolio pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.50% of the Portfolio’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor agreed, until April 30, 2010, to waive a portion of its advisory fee and has agreed to reimburse the Portfolio for other expenses to the extent necessary so that the total expenses incurred by the Portfolio (excluding front-end or contingent deferred sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, expenses of investing in underlying funds or extraordinary expenses such as litigation, not incurred in the ordinary course of the Portfolio’s business) did not exceed 2.00% per annum of the Portfolio’s average daily net assets.   During the six months ended June 30, 2010, the Advisor waived fees totaling $53,837.   For the period following the termination of the Waiver Agreement,  through June 30, 2010, GFS waived fees to the extent necessary so that the total expenses incurred by the Portfolio (excluding front-end or contingent deferred sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, expenses of investing in underlying funds or extraordinary expenses such as litigation, not incurred in the ordinary course of the Portfolio’s business) did not exceed 2.00% per annum of the Portfolio’s average daily net assets. During the six months ended June 30, 2010, GFS waived fees totaling $26,715.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Portfolio's Operating Expenses are subsequently less than 2.00% of average daily net assets, the Advisor shall be entitled to reimbursement by the Portfolio for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Portfolio's expenses to exceed 2.00% of average daily net assets. If Portfolio Operating Expenses subsequently exceed 2.00% per annum of the Portfolio's average daily net assets, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement) and further provided that such recoupment can be achieved within the foregoing expense limits. As of June 30, 2010, the Advisor has $136,111 of waived fees that may be recovered no later than December 31, 2013 as follows: $82,274 to expire on December 31, 2012 and $53,837 to expire on December 31, 2011.

Chariot Absolute Return All Opportunities Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2010 (Unaudited)

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated at an annual rate of up to 0.40% of its average daily net assets and is paid according to the Board’s instructions.   The Board has authorized the Portfolio to pay 12b-1 fees to Northern Lights Distributors, LLC (the “Distributor”) for sales and promotion activities and services under the plan, and to provide compensation for ongoing shareholder servicing and distribution-related activities.

The Distributor acts as the Portfolio’s principal underwriter in a continuous public offering of the Portfolio’s shares.

The Portfolio pays each Trustee who is not affiliated with the Trust or Advisor a pro rata share of the total fee of $2,500 per quarter as well as reimbursement for any reasonable expenses incurred when attending meetings. The Portfolio pays the chairperson of the audit committee an additional $500 per quarter.   The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting, and transfer agency services to the Portfolio as follows:

Administration.  The Portfolio pays GFS an asset-based fee in decreasing amounts as Portfolio assets reach certain breakpoints. The Portfolio is subject to a minimum annual fee. The Portfolio also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

The greater of:

A minimum annual fee of $40,000 or

-

10 basis points or 0.10% per annum on the first $100 million in net assets

-

8 basis points or 0.08% per annum on the next $150 million in net assets

-

6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Portfolio for the previous month. The Portfolio pays GFS a base annual fee plus a basis point fee in decreasing amounts as Portfolio assets reach certain breakpoints, as follows:

Chariot Absolute Return All Opportunities Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2010 (Unaudited)

The greater of:

A minimum annual fee of $24,000 per annum plus

-

2 basis points or 0.02% on net assets of $25 million to $100 million

-

1 basis point or 0.01% on net assets greater than $100 million

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Portfolio pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

-

The greater of the annual minimum or per account charges.  The annual minimum is $15,000 and the per account charge is $14.00 for open accounts and $2.00 for closed accounts.

In addition, certain affiliates of GFS provide ancillary services to the Portfolio as follows:

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Portfolio an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the six months ended June 30, 2010, the Portfolio incurred expenses of $4,862 for compliance services pursuant to the Trust’s Agreement with NLCS.    Such fees are included in the line item marked “Compliance Officer Fees” on the Statement of Operations in this shareholder report.

GemCom, LLC (“GemCom”)

GemCom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Portfolio on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.   For the six months ended June 30, 2010, GemCom collected amounts totaling $5,770 for EDGAR and printing services performed.   A portion of the amount paid by the Portfolio during the six months ended June 30, 2010 was accrued for in a prior year.   Such fees are included in the line item marked “Printing Expenses” on the Statement of Operations in this shareholder report.

6.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolio creates presumption of the control of the Portfolio, under section 2(a) 9 of the Act.  As of June 30, 2010, Midland National Life Insurance held 100% of the voting securities of the Portfolio and may be deemed to control the Portfolio.  The Trust has no knowledge as to whether all or any portion of the shares owned of record by Midland National Life Insurance Company are also owned beneficially.

Chariot Absolute Return All Opportunities Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2010 (Unaudited)

7.  DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

As of December 31, 2009, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Foreign currency losses incurred after October 31 within the Portfolio’s fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.   The Portfolio incurred and elected to defer $5,358 of such foreign currency losses.

Permanent book and tax differences due to realized foreign currency losses resulted in reclassification for the period ended December 31, 2009 as follows: a decrease in paid-in capital of $25,189; a decrease in undistributed net investment income of $2,782; and a decrease in accumulated net realized loss of $27,971.

8.

NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.”  ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements.  Certain disclosures required by ASU No. 2010-06 are effective for interim and annual periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  Management is currently evaluating the impact ASU No. 2010-6 will have on its financial statement disclosures.

9.

SUBSEQUENT EVENTS

The Portfolio is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.   For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Portfolio is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.   In addition, the Portfolio is required to disclose the date through which subsequent events have been evaluated.   Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

Chariot Absolute Return All Opportunities Portfolio

EXPENSE EXAMPLES

June 30, 2010 (Unaudited)

As a shareholder of the Chariot Absolute Return All Opportunities Portfolio, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Chariot Absolute Return All Opportunities Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the period from January 1, 2010 through June 30, 2010.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Chariot Absolute Return All Opportunities Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees charged by your insurance contract or separate account.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period* 1/1/10 – 6/30/10
Actual	$1,000.00	$990.90	$9.87
Hypothetical (5% return before expenses)	$1,000.00	$1,014.88	$9.99

*Expenses are equal to the Portfolio’s annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

PROXY VOTING POLICY

Information regarding how the Portfolio voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Portfolio uses to determine how to vote proxies is available without charge, upon request, by calling 402-493-4603 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 402-493-4603.

INVESTMENT ADVISOR

Chariot Advisors, LLC

1405 Hillsborough Street

Raleigh, NC 27605

(919) 380-9555

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, NY 11788

LEGAL COUNSEL

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Item 2. Code of Ethics.    Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.   Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.   Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.   See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.   Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.   Not applicable to open-end investment companies.

Item 10.   Submission of Matters to a Vote of Security Holders.   None.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of June 30, 2008, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certification(s) required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)   Not applicable.

(b)   Certification(s) required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Northern Lights Variable Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, President

Date

9/7/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew Rogers

Andrew B. Rogers, President

Date

9/7/10

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Treasurer

Date

9/7/10